ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Class of Stock [Line Items]
Dividends to be distributed to shareholders	¥ 49,984
Declared date of dividends to be distributed to shareholders	2018-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2018
Amount available for dividends under the Japanese Companies Act	¥ 674,340
Equity in undistributed earnings of the companies accounted for by the equity method	50,103	¥ 26,520	¥ 45,694
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	¥ 25,634
Maximum
Class of Stock [Line Items]
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	25.00%
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 57,990